Description of the Plan (Details Narrative)	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan and Accounting Change [Abstract]
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	1,000
Involuntary distributions	$ 5,000